Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Information

By Geography:

	For the period six months ended June 30, 2022
	BVI		Malaysia	Total

Revenues		$-	$273,688	$273,688
Cost of revenues		-	$(147,574)	$(147,574)
Other Income		$-	$197	$197
Administrative expenses		$(3,280)	$(523,852)	$(527,132)
Marketing and distribution expenses		$-	$(12,529)	$(12,529)
Other expenses		$-	$(4,668)	$(4,668)
Finance cost	$		$(7,108)	$(7,108)
Net (loss) before taxation		$(3,280)	$(421,846)	$(425,126)

Total assets		$(300)	$1,266,889	$1,266,589
Total liabilities		$23,059	$745,298	$768,357

	For the period six months ended June 30, 2021
	BVI	Malaysia	Total

Revenues	$-	$-	$-
Cost of revenues	-	-	-
Other Income	$-	$9,117	$9,117
Administrative expenses	$(6,430)	$(151,497)	$(157,927)
Other expenses	$-	$-	$-
Net (loss) before taxation	$(6,430)	$(142,380)	$(148,810)

Total assets	$-	$147,856	$147,856
Total liabilities	$6,529	$25,384	$31,913

	For the year ended December 31, 2021
	BVI	Malaysia	Total

Revenues	$-	$73,201	$73,201
Cost of revenues	-	-	-
Other Income	$250	$15,625	$15,875
Administrative expenses	$(24,080)	$(387,676)	$(411,756)
Other expenses	$(17)	$(7,986)	$(8,003)
Net (loss) before taxation	$(23,847)	$(306,836)	$(330,683)

Total assets	$-	$1,447,738	$1,447,738
Total liabilities	$20,079	$1,443,923	$1,464,002

*Revenues and costs are attributed to countries based on the location of customers.

By Geography:

	For the year ended December 31, 2021
	BVI	Malaysia	Total

Revenues	$-	$73,201	$73,201
Cost of revenues	-	-	-
Other Income	$250	$15,625	$15,875
Administrative expenses	$(24,080)	$(387,676)	$(411,756)
Other expenses	$(17)	$(7,986)	$(8,003)
Net income (or loss) before taxation	$(23,847)	$(306,836)	$(330,683)

Total assets	$-	$1,447,738	$1,447,738
Total liabilities	$20,079	$1,443,923	$1,464,002

*Revenues and costs are attributed to countries based on the location of customers.